Shareholders’ Equity - Schedule of Warrants Outstanding and Exercisable (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of Warrants Outstanding and Exercisable [Abstract]
Warrants, Warrants outstanding, beginning	1,652,175
Weighted Average Exercise Price, Warrants outstanding, beginning	$ 8.3
Warrants, Issued		1,652,175
Weighted Average Exercise Price, Issued		$ 8.3
Warrants, Exercised
Weighted Average Exercise Price, Exercised
Warrants, Expired
Weighted Average Exercise Price, Expired
Warrants, Warrants outstanding, ending	1,652,175	1,652,175
Weighted Average Exercise Price, Warrants outstanding, ending	$ 8.3	$ 8.3
Warrants, Warrants exercisable	1,652,175
Weighted Average Exercise Price, Warrants exercisable	$ 8.3